UNSECURED DEBT AND RELATED DERIVATIVES - Unsecured revolving credit facility (Details) - CAD ($)	Mar. 03, 2023	Dec. 31, 2023	Dec. 31, 2022
Unsecured debentures and term loans, net
Outstanding borrowings		$ 2,965,169,000	$ 2,896,622,000
Credit Facility
Unsecured debentures and term loans, net
Borrowings maturity, term	5 years
Maximum borrowing capacity	$ 1,000,000,000
Additional borrowing capacity		450,000,000
Borrowings maturity, option to extend, term	1 year
Outstanding borrowings		0	0
Borrowings, letters of credit		$ 2,900,000	$ 3,500,000
Borrowing Facilities, Amount Committed, Minimum, Percentage	66.6666%